Schedule of Notes Payable Related Parties (Details) (Parenthetical) - USD ($)	Jan. 14, 2021	Apr. 03, 2020	Mar. 31, 2020	Feb. 20, 2020	Dec. 06, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 10, 2021
Short-Term Debt [Line Items]
Debt maturity date					Jun. 06, 2020
Principal amount						$ 500,000	$ 500,000
Short term loan							$ 40,165
Stock Purchase Agreement [Member] | Investor [Member]
Short-Term Debt [Line Items]
Issuance of common stock for cash, shares	526,316
Short term loan	$ 100,000
Notes Payable Related Parties One [Member]
Short-Term Debt [Line Items]
Interest rate				9.00%
Debt maturity date				Feb. 19, 2021
Principal amount				$ 110,405
Notes Payable Related Parties One [Member] | Pyrros One, LLC [Member]
Short-Term Debt [Line Items]
Interest rate				9.00%
Debt maturity date				Feb. 19, 2021
Principal amount				$ 110,405
Debt interest payment				825
Interest and principal reduction payment				$ 1,233
Notes Payable Related Parties Two [Member]
Short-Term Debt [Line Items]
Interest rate		9.00%
Debt maturity date		Mar. 30, 2021
Principal amount		$ 90,000
Notes Payable Related Parties Two [Member] | Pyrros One, LLC [Member]
Short-Term Debt [Line Items]
Interest rate			9.00%
Debt maturity date			Mar. 30, 2021
Principal amount			$ 90,000
Debt interest payment			$ 675
Notes Payable Related Parties Three [Member]
Short-Term Debt [Line Items]
Interest rate								0.00%
Principal amount								$ 100,000